Remaining Maturity of Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Held to Maturity - Amortized Cost
Due in One Year or Less	$ 1,009.9	$ 2,029.5
Due After One Year Through Five Years	1,254.9	268.1
Due After Five Years Through Ten Years	26.1	45.4
Due After Ten Years	34.9	39.0
Total	2,325.8	2,382.0
Held to Maturity - Fair Value
Due in One Year or Less	1,011.2	2,030.6
Due After One Year Through Five Years	1,257.0	280.2
Due After Five Years Through Ten Years	27.1	49.8
Due After Ten Years	26.1	34.2
Fair Value	$ 2,321.4	$ 2,394.8